Income Taxes - Net loss consisted - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Domestic (UK)	$ (54,472)	$ (28,240)
Foreign (US)	(403)	(786)
Loss before income taxes	$ (54,875)	$ (29,026)